Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,802,033.14
Previously Paid Amount	0.00
Total Fee Amount	330.78
Total Offset Amount	0.00
Net Fee	$ 330.78
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A